Preferred and Common Stock (Detail Textuals 2) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 11, 2013 Common Stock	Jul. 10, 2007 Common Stock	Sep. 30, 2013 Common Stock	Dec. 20, 2010 Common Stock	Mar. 23, 2007 Common Stock	Dec. 31, 2013 Common Stock Secondary Offering 2006 And 2007 Private Placement Unit
Preferred And Common Stock [Line Items]
Proceeds from offering , gross	$ 7,325,000	$ 13,178,000							$ 15,500,000
Proceeds from offering, net of expenses									15,400,000
Proceeds from issuance of private placement					7,300,000	1,700,000	6,200,000	4,200,000		17,200,000
Proceeds from issuance of private placement, net of expenses					7,300,000	1,600,000	5,900,000	4,160,000		17,100,000
Number of units sold in private placement										945,789
Number of units sold in private placement					527,513		370,000	300,321
Term of agreement							3 years
Preferred stock dividends declared and paid in cash		$ 111,000	$ 132,000	$ 206,000